Consolidated income statement - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit (loss) [abstract]
Revenue		€ 42,270	€ 42,238	€ 41,381
External purchases		(17,691)	(17,860)	(18,563)
Other operating income		604	720	580
Other operating expenses		(789)	(599)	(505)
Labor expenses		(8,490)	(8,494)	(9,074)
Operating taxes and levies		(1,924)	(1,827)	(1,840)
Gains (losses) on disposal of fixed assets, investments and activities		228	277	197
Restructuring costs		(25)	(132)	(189)
Restructuring costs				(199)
Depreciation and amortization of fixed assets		(7,134)	(7,110)	(7,047)
Depreciation and amortization of financed assets		(55)	(14)
Depreciation and amortization of right-of-use assets		(1,384)	(1,274)
Reclassification of translation adjustment from liquidated entities			12	1
Impairment of goodwill			(54)	(56)
Impairment of fixed assets		(30)	73	(49)
Impairment of right-of-use assets		(57)	(33)
Share of profits (losses) of associates and joint ventures		(2)	8	3
Operating income		5,521	5,930	4,829
Cost of gross financial debt except financed assets		(1,099)	(1,108)	(1,341)
Interests on debts related to financed assets		(1)	(1)
Gains (losses) on assets contributing to net financial debt		(1)	5	9
Foreign exchange gain (loss)		(103)	76	(4)
Interests on lease liabilities		(120)	(129)
Other net financial expenses		11	15	25
Effects resulting from BT stake			(119)	(51)
Finance costs, net		(1,314)	(1,261)	(1,362)
Income tax		848	(1,447)	(1,309)
Consolidated net income		5,055	3,222	2,158
Net income attributable to owners of the parent company	€ 1,954	4,822	3,004	1,954
Non-controlling interests	€ 204	€ 233	€ 218	€ 204
Earnings per share [abstract]
Net income - basic (in euros per share)		€ 1.72	€ 1.03	€ 0.63
Net income - diluted (in euros per share)		€ 1.71	€ 1.02	€ 0.62